Investments - Gross Unrealized Losses (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 security	Dec. 31, 2013 security
Fair Market Value
Less Than 12 Months	$ 292,148	$ 350,099
12 Months or More	44,700	44,273
Total	336,848	394,372
Unrealized Losses
Less Than 12 Months	(5,399)	(14,903)
12 Months or More	(2,907)	(3,573)
Total	(8,306)	(18,476)
No. of Positions Held
Less Than 12 Months	130	66
12 Months or More	27	11
Number of securities with gross unrealized loss	157	77
Common stock
Fair Market Value
Less Than 12 Months	747
12 Months or More	0
Total	747
Unrealized Losses
Less Than 12 Months	(87)
12 Months or More	0
Total	(87)
No. of Positions Held
Less Than 12 Months	22
12 Months or More	0
Preferred stock
Fair Market Value
Less Than 12 Months	46	4,348
12 Months or More	4,678	0
Total	4,724	4,348
Unrealized Losses
Less Than 12 Months	(1)	(652)
12 Months or More	(325)	0
Total	(326)	(652)
No. of Positions Held
Less Than 12 Months	2	1
12 Months or More	1	0
U.S. Government
Fair Market Value
Less Than 12 Months	3,319
12 Months or More	0
Total	3,319
Unrealized Losses
Less Than 12 Months	(12)
12 Months or More	0
Total	(12)
No. of Positions Held
Less Than 12 Months	5
12 Months or More	0
States and political subdivisions bonds
Fair Market Value
Less Than 12 Months	14,865	32,770
12 Months or More	9,734	2,600
Total	24,599	35,370
Unrealized Losses
Less Than 12 Months	(108)	(2,622)
12 Months or More	(463)	(580)
Total	(571)	(3,202)
No. of Positions Held
Less Than 12 Months	32	18
12 Months or More	9	2
Residential mortgage-backed securities
Fair Market Value
Less Than 12 Months	144,489	176,491
12 Months or More	3,099	0
Total	147,588	176,491
Unrealized Losses
Less Than 12 Months	(2,187)	(7,527)
12 Months or More	(57)	0
Total	(2,244)	(7,527)
No. of Positions Held
Less Than 12 Months	17	6
12 Months or More	4	0
Commercial mortgage-backed securities
Fair Market Value
Less Than 12 Months		8,128
12 Months or More		0
Total		8,128
Unrealized Losses
Less Than 12 Months		(51)
12 Months or More		0
Total		(51)
No. of Positions Held
Less Than 12 Months		2
12 Months or More		0
Foreign government
Fair Market Value
Less Than 12 Months	5,907
12 Months or More	0
Total	5,907
Unrealized Losses
Less Than 12 Months	(307)
12 Months or More	0
Total	(307)
No. of Positions Held
Less Than 12 Months	1
12 Months or More	0
Corporate bonds
Fair Market Value
Less Than 12 Months	122,775	128,362
12 Months or More	27,189	41,673
Total	149,964	170,035
Unrealized Losses
Less Than 12 Months	(2,697)	(4,051)
12 Months or More	(2,062)	(2,993)
Total	(4,759)	(7,044)
No. of Positions Held
Less Than 12 Months	51	39
12 Months or More	13	9
NGHC, excluding Reciprocal Exchanges
Fair Market Value
Less Than 12 Months	292,148
12 Months or More	44,700
Total	336,848
Unrealized Losses
Less Than 12 Months	(5,399)
12 Months or More	(2,907)
Total	(8,306)
No. of Positions Held
Less Than 12 Months	130
12 Months or More	27
Reciprocal Exchanges
Fair Market Value
Less Than 12 Months	0
12 Months or More	0
Total	0
Unrealized Losses
Less Than 12 Months	0
12 Months or More	0
Total	$ 0
No. of Positions Held
Less Than 12 Months	0
12 Months or More	0